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PROSPECTUS                                                       August 16, 2005

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THIRDFED VARIABLE ANNUITY
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                                                               -----------------
                                                               Important Privacy
                                                                Notice Included

                                                                See Back Cover
                                                               -----------------

                            THIRDFED VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                           MAILING ADDRESS:
       SECURITY BENEFIT LIFE                    SECURITY BENEFIT LIFE
         INSURANCE COMPANY                        INSURANCE COMPANY
       ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
       TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
       1-800-888-2461
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   This  Prospectus  describes a flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company").  The Contract is available for individuals as a non-tax qualified  retirement  plan. The Contract is also  available for  individuals in connection with a retirement  plan qualified under Section 403(b),  408, or 408A of the Internal  Revenue Code. The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate your Purchase  Payments and Contract Value to one or more of the  Subaccounts  that  comprise a separate  account of the  Company  called SBL
Variable Annuity Account XVII or to the Fixed Account.  Each Subaccount  invests in  a  corresponding  mutual  fund  (the  "Underlying  Fund").  The  Subaccounts currently available under the Contract are:

o  MFS VIT Total Return
o  Oppenheimer Balanced/VA
o  PIMCO VIT All Asset
o  SBL Managed Asset Allocation
o  SBL Money Market
o  Van Kampen UIF Equity and Income

   Amounts that you  allocate to the  Subaccounts  under the Contract  will vary based on  investment  performance  of the  Subaccounts.  To the extent  that you allocate  Contract Value to the Subaccounts,  the Company does not guarantee any amount of Contract Value.

   Amounts  that you allocate to the Fixed  Account earn  interest at rates that are paid by the Company as  described  in "The Fixed  Account."  Contract  Value allocated to the Fixed Account is guaranteed  by the Company.  Withdrawals  from the Fixed Account may be subject to a market value adjustment.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of  Additional  Information,"  dated August 16, 2005,  which has been filed with the  Securities and Exchange  Commission  ("SEC"),  contains  certain additional information.  The Statement of Additional  Information,  as it may be
supplemented  from  time  to  time,  is  incorporated  by  reference  into  this
Prospectus and is available at no charge, by writing the Company at One Security
Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The table of contents of the Statement of Additional  Information  is set forth on page 39 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

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   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

   EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT
A BONUS  CREDIT.  THE  AMOUNT OF BONUS  CREDIT  MAY BE MORE  THAN  OFFSET BY ANY
ADDITIONAL FEES AND CHARGES.

DATE:  AUGUST 16, 2005

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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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                                TABLE OF CONTENTS

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

   Various  terms  commonly  used in this  Prospectus  are  defined as  follows:

ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE  --  The  Annuity  Administration  Department  of  the
Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   BONUS CREDIT -- An amount added to Contract  Value under the Automatic  Bonus
Credit rider.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated to the Subaccounts and the Fixed Account as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may allocate all or a portion of your Purchase Payments to be held for accumulation  at  fixed  rates  of  interest  (which  may not be less  than  the
Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   GUARANTEED  RATE -- The minimum  interest  rate earned on the Fixed  Account, which accrues daily and ranges from an annual  effective  rate of 1% to 3% based upon the state in which the  Contract  is issued  and the  requirements  of that state.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable Annuity Account XVII, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract Value less any applicable withdrawal charges, and any  uncollected  premium taxes and, with respect to the Fixed Account,  the sum of any  market  value  adjustments  that  apply  to  the  withdrawal  of all
Guarantee Periods under the Contract (which adjustments may increase or decrease the withdrawal  amount).

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The Contract described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified  Plan").  Please see the  discussion  under "The  Contract" for more detailed information.

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests exclusively in shares of a corresponding  Underlying Fund, each of which has a different  investment  objective  and  policies.  The  Subaccounts  are as follows:

o  MFS VIT Total Return
o  Oppenheimer Balanced/VA
o  PIMCO VIT All Asset
o  SBL Managed Asset Allocation
o  SBL Money Market
o  Van Kampen UIF Equity and Income

   Subject  to  the   requirement   under  the  Five-Year   Guaranteed   Minimum
Accumulation  Benefit rider that a certain portion of the Contract Value be held in the Fixed Account, you may allocate all or part of your Purchase Payments and
Contract Value to the Subaccounts.  Amounts that you allocate to the Subaccounts
will  increase  or  decrease  in  dollar  value   depending  on  the  investment
performance of the Underlying  Fund in which such Subaccount  invests.  You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  Purchase  Payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.
See "The Fixed Account."  Withdrawals from the Fixed Account may be subject to a market value adjustment. See "Withdrawals from the Fixed Account."

PURCHASE  PAYMENTS -- Your initial  Purchase  Payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of Purchase Payments, except that the  minimum  subsequent  Purchase  Payment is $1,000,  including  under an
Automatic Investment Program. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and from the DCA Plus Account to the Subaccounts, subject to certain restrictions as described in "The DCA Plus Account." See also, "Transfers of Contract Value."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed Account." See "Full and Partial  Withdrawals" and  "Withdrawals  from the Fixed Account" for more information  about  withdrawals.  For information on federal tax matters  including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
Owner attaining age 59 1/2, see "Federal Tax Matters."

   The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" under the headings "The Contract"
and "The Fixed Account" for more information.  The Contract provides for several
Annuity  Options on either a variable basis, a fixed basis, or both. The Company guarantees  annuity  payments  under the fixed  Annuity  Options.  See  "Annuity
Period."

OPTIONAL RIDER -- Upon your application for the Contract,  you may select one of the following Guaranteed Minimum Accumulation Benefit ("GMAB") riders:

o  Five-Year GMAB
o  Ten-Year GMAB

The Company  makes each rider  available  only at issue.  You cannot  change the rider that you select  after it is issued,  nor can a rider be  terminated  once elected  except in the  limited  circumstances  set forth in the rider.  See the detailed description of each rider under "Optional Riders."

AUTOMATIC   BONUS  CREDIT  --  Beginning   August  16,  2005  the  Company  will
automatically  issue a rider,  which makes  available a Bonus Credit;  provided, however,  that the  rider  is  available  only if (1) the  Company  issues  your
Contract during the period of August 16, 2005 through  December 31, 2005 and (2)
the age of the oldest Owner on the Contract Date is 80 or younger.

   The Bonus Credit,  which will be added to your Contract Value, is equal to 1%
of each Purchase Payment made in the first Contract Year. The Company will apply the Bonus  Credit to your  Contract  Value at the time the  Purchase  Payment is effective,  and any Bonus Credit will be allocated among the Subaccounts and the
Fixed Account in the same  proportion as your Purchase  Payment.  See "Automatic
Bonus Credit."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event, the Company will refund to you as of the Valuation Date on which the
Company  receives  your  Contract any Purchase  Payments  allocated to the Fixed
Account.  The  Company  will also  refund as of the  Valuation  Date on which we receive your Contract any Contract Value allocated to the Subaccounts,  plus any charges deducted from such Contract Value, less the Contract Value  attributable to any Bonus Credit.

   Some states' laws require us to refund your Purchase Payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund
Purchase  Payments  (excluding  any Bonus Credit)  allocated to the  Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from Purchase
Payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a "withdrawal  charge").  The withdrawal charge will be waived on withdrawals to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount  is equal in the first  Contract  Year to 10% of
Purchase Payments,  excluding any Bonus Credit, made during the year and, in any subsequent  Contract  Year, to 10% of Contract  Value as of the first  Valuation
Date of that Contract Year. The withdrawal  charge applies to the portion of any withdrawal  consisting  of Purchase  Payments and any Bonus Credits that exceeds the Free Withdrawal  amount. The withdrawal charge does not apply to withdrawals of earnings.

   The  amount  of the  charge  will  depend on the  Contract  Year in which the withdrawal  is made.  Purchase  payments  include  Bonus  Credits paid under the
Automatic Bonus Credit rider for purposes of assessing the withdrawal charge. As such,  Bonus  Credits  are  subject to  withdrawal  charges on the same basis as
Purchase Payments in the event of a full or partial withdrawal of any such Bonus
Credits.

                       =================================
                                              WITHDRAWAL
                       CONTRACT YEAR            CHARGE
                       ---------------------------------
                             1                    7%
                             2                    7%
                             3                    7%
                             4                    6%
                             5                    5%
                        6 and later               0%
                       =================================

   The amount of the total  withdrawal  charges  assessed  against your Contract will never  exceed 7% of  Purchase  Payments  and Bonus  Credits  paid under the
Contract.  In addition,  no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds,  or (2) annuity options that provide for payments for life,  or a period of at least  seven  years.  See  "Contingent  Deferred  Sales
Charge."

   MORTALITY AND EXPENSE RISK CHARGE.  The Company  deducts a daily charge equal to 1.15%, on an annual basis, of each Subaccount's  average daily net assets for mortality and expense risks assumed by the Company under the Contract.

   These amounts are also deducted  during the Annuity  Period.  Under Options 5 and 6, the  mortality  and expense  risk charge is  calculated  and  deducted as described above.  However,  the mortality and expense risk charge is 1.25% under
Options 1 through 4, 7 and 8, in lieu of the  amounts  set forth  above,  and is deducted monthly. See "Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value  in the  Subaccounts  for  any  GMAB  rider  elected  by the  Owner.  Each
Subaccount  declares a monthly  dividend and the Company  deducts the charge for the rider from this monthly  dividend upon its  reinvestment  in the Subaccount.
The charge for the rider is a percentage of your Contract Value allocated to the
Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of  collecting  the rider  charge.  If you have selected an optional rider,  your  Subaccount  Contract  Value  will be reduced in the amount of your rider charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Rider Charge only upon reinvestment of the monthly dividend and does not assess a charge for the rider  upon a full or  partial  withdrawal  from the
Contract.

   The Company  generally  will deduct the monthly  rider  charge from  Contract
Value in the  Subaccounts  beginning  on the  Contract  Date and  ending  on the
Annuity Start Date. However,  the Company reserves the right to deduct the rider charge on each Valuation Date rather than monthly. If the Company exercises this right the rider charge  would be factored  into the  Accumulation  Unit value on each Valuation Date.

   The Company makes each rider available only at issue. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage,  on an annual basis,  of your Contract  Value in the  Subaccounts.
Each rider and its charge are listed below.

             ======================================================
             OPTIONAL RIDER EXPENSES
             (as a percentage of Contract Value in the Subaccounts)
             ------------------------------------------------------
                                                          Annual
                                                       Rider Charge
             ------------------------------------------------------
             Five-Year GMAB                              0.75%(1)
             Ten-Year GMAB                               0.75%(1)
             ------------------------------------------------------
             1  This is the  guaranteed  charge  for  the  optional
                riders.  The current charge for each rider is 0.40%
                on an annual  basis.  The Company may  increase the
                current charge at the time of reset,  but not above
                the  maximum  charge  of  0.75%.   Please  see  the
                discussion under "Optional Riders."
             ======================================================

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge which ranges from an annual rate of 0.15% of each Subaccount's average daily net
assets  to  0.55%  of  each   Subaccount's   average   daily  net  assets.   See
"Administration Charge."

   MARKET VALUE ADJUSTMENT. A market value adjustment is made in connection with certain  withdrawals  from the Fixed  Account.  The  adjustment  may increase or decrease the amount withdrawn from the Contract. See "Withdrawals from the Fixed
Account."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified  Plan. The Company  reserves the right to deduct such taxes when due or anytime thereafter.  Premium tax rates currently range from 0%
to 3.5%. See "Premium Tax Charge."

   OTHER  EXPENSES.  Investment  advisory  fees and  operating  expenses of each
Underlying  Fund are paid by the  Underlying  Fund and are  reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and  expenses.  See the  prospectuses  for the  Underlying  Funds  for more information about Underlying Fund expenses.

   The  Company  may charge the  Separate  Account  or the  Subaccounts  for the federal,  state, or local taxes incurred by the Company that are attributable to the Separate  Account or the  Subaccounts,  or to the  operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed.  See
"Tax  Status of  Security  Benefit  and the  Separate  Account"  and "Charge for
Security Benefit Taxes."

TAX-FREE  EXCHANGES -- You can generally  exchange one contract for another in a
"tax-free  exchange"  under Section 1035 of the Internal  Revenue  Code.  Before making an exchange,  you should compare both contracts carefully.  Remember that if you exchange another  contract for the one described in this prospectus,  you might have to pay a surrender charge and tax,  including a possible penalty tax, on your old contract,  surrender charges may still apply to this Contract, other charges may be higher (or lower) and the benefits may be  different.  You should not exchange another  contract for this one unless you determine,  after knowing all the facts,  that the  exchange is in your best  interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).  IF YOU
CONTEMPLATE  SUCH AN EXCHANGE,  YOU SHOULD  CONSULT A TAX ADVISER TO DISCUSS THE
POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the Contract,  and any questions or inquiries to the Company,
P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLE

   The  following  tables  describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that
you  will  pay  when  you   purchase   the  Contract  or  make
withdrawals from the Contract.  The information below does not reflect state premium  taxes,  which may be applicable to your
Contract.  During the Annuity  Period,  the Company may impose different  fees and  expenses not  reflected in the  following tables or Example. See "Mortality and Expense Risk Charge."
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  Sales Load on Purchase Payments                                       None
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  Deferred Sales Charge (as a percentage of amount withdrawn
  attributable to Purchase Payments and any Bonus Credits)              7%(1)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES  are  fees and  expenses  that you will pay periodically  during the time that you own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Annual Contract Fee                                                   None
--------------------------------------------------------------------------------
  Separate Account Annual Expenses (as a percentage of
  average Subaccount daily net assets)
--------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                            1.15%(2)
--------------------------------------------------------------------------------
    Annual Administration Charge                                        0.55%(3)
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                              1.70%(4)
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to the Contract Year in which the  withdrawal  is made. A free  withdrawal is available  in each  Contract  Year  equal  to (1) 10% of  Purchase  Payments, excluding  any Bonus  Credit,  in the  first  Contract  Year,  and (2) 10% of
   Contract  Value as of the first  Valuation  Date of the Contract Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  The  mortality  and expense  risk charge  deducted  under  Annuity  Options 1 through  4, 7 and 8 is  1.25%  annually.  See  "Mortality  and  Expense  Risk
   Charge."

3  The  administration  charge  differs by  subaccount  and ranges from 0.15% to
   0.55% on an annual Basis. See "Administration Charge" for more information.

4  You may select an optional GMAB rider. If you select such a rider, the charge will be  deducted  from  your  Contract  Value in the  Subaccounts.  (See the applicable rider charges in the table below.)
================================================================================

             ======================================================
             OPTIONAL RIDER EXPENSES
             (as a percentage of Contract Value in the Subaccounts)
             ------------------------------------------------------
                                                          Annual
                                                       Rider Charge
             ------------------------------------------------------
             Five-Year GMAB                              0.75%(1)
             Ten-Year GMAB                               0.75%(1)
             ------------------------------------------------------
             1  This is the  guaranteed  charge  for  the  optional
                riders.  The current charge for each rider is 0.40%
                on an annual  basis.  The Company may  increase the
                current charge for each rider at the time of reset,
                but not above the maximum  charge of 0.75%.  Please
                see the discussion under "Optional Riders."
             ======================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.65%       1.39%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total  operating  expenses for the period ended December 31,
   2004, and the minimum expenses  represent the total annual operating expenses of that  Underlying  Fund with the lowest  total  operating  expenses for the period ended December 31, 2004.  Current and future total operating  expenses of the  Underlying  Funds  could be higher or lower than  those  shown in the table.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These  costs  include   Contract  Owner   transaction   expenses,   the  account
administration  charge,  separate account annual expenses (including the maximum rider  charge) and  Underlying  Fund fees and expenses but do not include  state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum  fees and expense of the  Contract  and any of the Underlying Funds.  Although your actual costs may be higher or lower,  based on these assumptions, your costs would be:

================================================================================
                                               1        3         5        10
                                              YEAR    YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period             $982    $1,712    $2,271    $3,721
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract(1)                 347     1,056     1,788     3,721
--------------------------------------------------------------------------------
1  Although  this  Example  assumes  that no  withdrawal  charges  apply  if you annuitize  your  Contract,  your  annuity  payments  will  be  subject  to  a withdrawal  charge if you annuitize,  but only if you have elected a non-life annuity  option that  provides  for  payments for a period of less than seven years.  In such  event,  the  Company  may impose a  withdrawal  charge.  See
   "Contingent Deferred Sales Charge."
================================================================================

CONDENSED FINANCIAL INFORMATION

   As of the date of this prospectus, no Contracts have been sold. Therefore, no condensed financial information is available at this time.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998, the Company  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit
Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons  who were  Owners as of July 31, 1998  became  membership  interests  in
Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically  become  members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2004,  the
Company had total  assets of  approximately  $11.3  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$14.7 billion.

   The Principal  Underwriter  for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.  SDI,  an
affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned  subsidiary of Security Benefit  Corporation,  a financial services holding company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on November  24, 2003.  The Contract  provides  that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income,  gains,  or losses of the Company.  Kansas law provides that assets in a separate  account  attributable  to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The  Contract  contains a provision  stating  that assets held in the
Separate Account may not be charged with liabilities arising from other business that the Company  conducts.  The Company owns the assets in the Separate Account and is required to maintain  sufficient  assets in the Separate  Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed  anticipated  obligations of the Separate
Account.  All  obligations  arising  under the  Contract  are general  corporate obligations  of the  Company.  The  Company  may  invest  its own  assets in the
Separate  Account for other  purposes,  but not to support  contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles. See "Substitution of Investments."

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment  policy  of  the  Underlying  Funds.  Each  Underlying  Fund  pursues different investment objectives and policies.

   Shares of the  Underlying  Funds  currently  are not publicly  traded  mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases,  through  participation in certain qualified pension or retirement plans.
Certain  Underlying  Funds have similar  investment  objectives  and policies to other mutual funds managed by the same adviser.  The  investment  results of the
Underlying Funds, however, may be higher or lower than the results of such other funds.  There  can be no  assurance,  and no  representation  is made,  that the investment  results of any of the  Underlying  Funds will be  comparable  to the investment  results of any other fund,  even if both the Underlying Fund and the other fund are managed by the same adviser.

   Because  the  Underlying  Funds may  serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur. The Company  currently does not foresee any disadvantages to Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict.  However, the Company, each Underlying Fund's
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds  are  required  to  monitor  events in order to  identify  any material  conflicts  that arise from the use of the  Underlying  Funds for mixed and/or shared funding.  If such a conflict were to occur, the Company would take steps necessary to protect Owners  including  withdrawal of the Separate Account from  participation  in the Underlying  Fund(s)  involved in the conflict.  This might force an Underlying Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each Underlying Fund is set forth at the end of this  Prospectus.  We cannot  assure  that any  Underlying  Fund will achieve its objective.  More detailed information is contained in the prospectus of each Underlying Fund, including  information on the risks associated with its investments and investment techniques.

   PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION
WITH THIS  PROSPECTUS  BEFORE  INVESTING.  YOU MAY OBTAIN  PROSPECTUSES  FOR THE
UNDERLYING FUNDS BY CONTACTING THE COMPANY.

   ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its
affiliates)  may receive  payments from the Underlying  Funds,  their  advisers, sub-advisers,  and  distributors,  or affiliates  thereof,  in consideration for distribution,  administrative, marketing, and other services the Company (or its affiliates)  provide. The Company negotiates these payments and thus they differ by Underlying  Fund (sometimes  substantially),  and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser,  sub-adviser,  or  distributor  (or affiliate  thereof) with  increased access to the Company and its  affiliates  involved in the  distribution  of the
Contract.  Proceeds from these  payments may be used for any corporate  purpose, including  payment of  expenses  that the Company  and its  affiliates  incur in promoting, issuing, distributing, and administering the Contract.

   12b-1 FEES.  The Company and/or its affiliate,  Security  Distributors,  Inc.
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from the
Underlying Funds, their advisers,  sub-advisers, and distributors, or affiliates thereof  that are based on a percentage  of the average  daily net assets of the particular  Underlying  Fund  attributable  to the  Contract  and certain  other variable  insurance  contracts  issued or  administered  by the  Company (or its affiliates).  Rule 12b-1 fees are paid out of Underlying  Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses.  Payments made out of  Underlying  Fund  assets  will reduce the amount of assets that you otherwise  would have  available for  investment,  and will reduce the return on your investment.  The Company and SDI anticipate they will receive 12b-1 fees of up to 0.25% of the average net assets of the Contract invested in the Underlying
Fund on an annual basis.

   ADMINISTRATIVE  PAYMENTS.  The Company (or its affiliates) also receives from the investment advisers,  sub-advisers,  or distributors (or affiliates thereof)
of the Underlying  Funds a servicing fee for  administrative  and other services the Company (or its affiliates) provide relating to Separate Account operations.
These  payments are based on a percentage of the average daily net assets of the particular  Underlying  Fund  attributable  to the Contract and to certain other variable  insurance  contracts  issued or  administered  by the  Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative  payments that range from
0.15% to  0.40% of the  average  net  assets  of the  Contract  invested  in the
Underlying Fund on an annual basis.

   The Company and its affiliates,  including SDI,  anticipate they will receive
payments  from  the  Underlying  Funds,   their  advisers,   sub-advisers,   and
distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.45% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

   OTHER PAYMENTS. An Underlying Fund's adviser,  sub-adviser,  distributor,  or affiliates  may provide the Company (or its  affiliates)  and/or  broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the
Company  in the  distribution  of the  Contract,  may  pay the  Company  (or its
affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company
(or its affiliates) and/or selling firms with occasional gifts, meals,  tickets, or other  compensation  as an  incentive to market the  Underlying  Funds and to cooperate with their promotional efforts.

   For details about the  compensation  payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

   SELECTION OF  UNDERLYING  FUNDS.  The Company  selects the  Underlying  Funds offered  through the Contract based on several  criteria,  including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each  investment  firm.  Another  factor  the  Company  considers  during the selection process is whether the Underlying Fund, its adviser,  its sub-adviser, or an  affiliate  will  compensate  the  Company for  providing  administrative, marketing,  and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates,  and whether the
Underlying Fund, its adviser,  sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the
Company may remove an  Underlying  Fund or  restrict  allocation  of  additional
Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines  the  Underlying  Fund no longer  meets  one or more of the  criteria and/or if the  Underlying  Fund has not  attracted  significant  contract  owner assets.  The Company has developed this variable  annuity product in cooperation with Third Federal  Investments,  Inc.  ("Third Fed"), and has taken Third Fed's input into account when  including the Underlying  Funds in the Contract.  Third
Fed's selection criteria may differ from the Company's selection  criteria.  The
Company does not recommend or endorse any particular  Underlying  Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  Purchase  Payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  Purchase  Payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued  pursuant to a  Non-Qualified  Plan. If you are purchasing the
Contract as an investment  vehicle for a Section 403(b),  408, or 408A Qualified
Plan, you should  consider that the Contract does not provide any additional tax advantages beyond those already  available through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  Purchase  Payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or Purchase  Payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one of the following riders:

o  Five-Year Guaranteed Minimum Accumulation Benefit;
o  Ten-Year Guaranteed Minimum Accumulation Benefit;

The  Company  makes each rider  available  only at issue.  You cannot  change or cancel the  rider(s)  that you select  after they are issued.  See the  detailed description of each rider below.

FIVE-YEAR  GUARANTEED MINIMUM  ACCUMULATION  BENEFIT -- This rider provides that the Company  will  increase  your  Contract  Value to the  Five-Year  Guaranteed
Minimum Accumulation Benefit amount (the "Five-Year GMAB Amount" defined below), if at the end of the Term, your Contract Value is less than that amount. For the purpose of this rider, the following definitions apply:

RESET  DATE  -  The  Valuation  Date  that  corresponds  with  the  fifth  (5th)
anniversary  of the Contract  Date.  Any  subsequent  Reset Date shall be on the fifth (5th) anniversary of the most recent Reset Date.

TERM - The  five-year  period  starting on the  Contract  Date and ending on the
Valuation Date that corresponds with the fifth (5th) anniversary of the Contract
Date, or in the event of a Reset,  the five-year period starting on a Reset Date and ending on the fifth (5th) anniversary of the most recent Reset Date.

WITHDRAWAL ADJUSTMENT - The Withdrawal Adjustment is a proportional reduction of the Five-Year GMAB Amount caused by a Withdrawal.  The reduction is expressed by the following  formula:  (1-CV(A)/CV(B)) x GMAB(B),  where CV(A) is the Contract
Value immediately after the Withdrawal,  CV(B) is the Contract Value immediately before the  Withdrawal  and  GMAB(B) is the GMAB Amount  immediately  before the
Withdrawal.

   The  Five-Year  GMAB  Amount  for the  first  Term is equal to the sum of the
Purchase  Payments  (excluding any Bonus Credit) made in the 120-day period from the Contract  Date,  less (1) any premium tax due or paid and (2) any Withdrawal
Adjustment  attributable  to any  withdrawals  in that Term.  The Five-Year GMAB
Amount for any other  Term is equal to (1) the  Contract  Value on the  previous
Reset Date after taking into account any additions to Contract  Value because of the rider (i.e., the Contract Value on such Reset Date includes any amount added
at  the  end  of  the  previous  Term),  less  (2)  any  Withdrawal   Adjustment
attributable to any withdrawals in that Term.

   On the  last day of a Term,  SBL  will  apply  an  additional  amount  to the
Contract  if the  Contract  Value  on  that  date is less  than  the  applicable
Five-Year GMAB Amount.  The amount added will be equal to the difference between the Contract  Value on that date and the Five-Year GMAB Amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion that each Subaccount's value is allocated relative to the total value of all  Subaccounts  as of the last day of the Term,  subject to the
Fixed Account allocation  provisions  discussed below. No additional amount will be applied if the Contract  Value is greater than the  Five-Year  GMAB Amount on the  last  day of a  Term.  Although  SBL may add an  additional  amount  to the
Contract  on the last day of a Term if the  Contract  Value on that date is less than the applicable Five-Year GMAB Amount, Contract Value on any later Valuation
Date  will  fluctuate  in  accordance  with  the  investment  experience  of the
Contract.

   At the end of each Term,  this rider will Reset (i.e.,  start a new five-year
Term), so long as the new Term will expire prior to the Annuity Start Date. This rider will terminate upon the earliest of: (1) termination of the Contract,  (2)
the Annuity Start Date, (3) annuitization of the Contract, (4) a full Withdrawal of Contract  Value,  (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person or (6) upon written notice of termination  from the Owner received by the
Company within 30 days of any Reset.  In addition,  if the Owner  terminates the
Contract by  requesting a full  Withdrawal  in the 30 day period after the Reset
Date, no market value  adjustment will apply to the Withdrawal.  Notwithstanding
(5) above,  if,  the Owner dies while this rider is in effect and the  surviving spouse of the deceased Owner is the sole Designated  Beneficiary,  he or she may elect to continue the Contract in  accordance  with its terms.  If the surviving spouse  elects to  continue  the  Contract,  this  rider  will stay in effect in accordance with its terms.

   To receive the benefit of this rider in the first Term, the Company  requires that a minimum  percentage of your  Purchase  Payments be allocated to the Fixed
Account,  and for any subsequent Term, that a minimum percentage of the Contract
Value be allocated to the Fixed Account on the Reset Date. The minimum  required allocation  to the Fixed  Account  will not exceed 80%.  The  minimum  amount of
Contract Value that must be allocated to the Fixed Account on the Reset Date may be changed for any new Term, but will never exceed the maximum allocation of 80%
and will not be increased  during the Term.  If the amount of Contract  Value in the  Fixed  Account  at the  start of a new Term is less  than the  amount  then required by the Company, we will transfer Contract Value from the Subaccounts to the Fixed  Account so that the  required  percentage  allocation  is met.  These
transfers  from  the  Subaccount  will  be  funded   proportionately   from  all
Subaccounts with Contract Value in them.

   While this rider is in effect,  Purchase  Payments are permitted  only in the
120-day  period  beginning  on the  Contract  Date  (the  "Window  Period").  As
discussed  under the caption  "Interest"  in the Fixed  Account  section of this prospectus,  any interest  credited to the Contract in excess of the  Guaranteed
Rate of interest is fixed for rolling  periods of one or more years  referred to as "Guarantee Periods." Except as noted below, the Company currently offers only
Guarantee  Periods of five  years.  However,  if this  rider is in  effect,  the
Guarantee Period of all Purchase Payments  allocated to the Fixed Account during the Window Period ends on the same date as the  Guarantee  Period of the initial
Purchase  Payment.  Thus, the Guarantee Period of Purchase  Payments made in the
Window Period will not last a full five years.  The foregoing  does not apply to
Contracts purchased without a GMAB rider (i.e., Purchase Payments made after the
Contract Date will have a full five-year  Guarantee  Period). This rider may not be  terminated  earlier than  specified  above and once  terminated,  may not be reinstated.

TEN-YEAR GUARANTEED MINIMUM ACCUMULATION BENEFIT -- This rider provides that the
Company will  increase your Contract  Value to the Ten-Year  Guaranteed  Minimum
Accumulation  Benefit amount (the "Ten-Year GMAB Amount" defined  below),  if at the end of the Term,  your  Contract  Value is less than  that  amount.  For the purpose of this rider, the following definitions apply:

RESET  DATE  - The  Valuation  Date  that  corresponds  with  the  tenth  (10th)
anniversary  of the Contract  Date.  Any  subsequent  Reset Date shall be on the tenth (10th) anniversary of the most recent Reset Date.

TERM - The  ten-year  period  starting  on the  Contract  Date and ending on the
Valuation  Date  that  corresponds  with the  tenth  (10th)  anniversary  of the
Contract  Date, or in the event of a Reset,  the ten-year  period  starting on a
Reset Date and ending on the tenth (10th)  anniversary  of the most recent Reset
Date.

WITHDRAWAL ADJUSTMENT - The Withdrawal Adjustment is a proportional reduction of the Ten-Year GMAB Amount  caused by a Withdrawal.  The reduction is expressed by the following  formula:  (1-CV(A)/CV(B)) x GMAB(B),  where CV(A) is the Contract
Value immediately after the Withdrawal,  CV(B) is the Contract Value immediately before the  Withdrawal  and  GMAB(B) is the GMAB Amount  immediately  before the
Withdrawal.

   The  Ten-Year  GMAB  Amount  for the  first  Term is  equal to the sum of the
Purchase  Payments  (excluding any Bonus Credit) made in the 120-day period from the Contract  Date,  less (1) any premium tax due or paid and (2) any Withdrawal
Adjustment  attributable  to any  withdrawals  in that Term.  The Ten-Year  GMAB
Amount for any other  Term is equal to (1) the  Contract  Value on the  previous
Reset Date after taking into account any additions to Contract  Value because of the rider (i.e., the Contract Value on such Reset Date includes any amount added
at  the  end  of  the  previous  Term),  less  (2)  any  Withdrawal   Adjustment
attributable to any withdrawals in that Term.

   On the  last day of a Term,  SBL  will  apply  an  additional  amount  to the
Contract if the Contract Value on that date is less than the applicable Ten-Year
GMAB  Amount.  The amount  added  will be equal to the  difference  between  the
Contract  Value on that date and the  Ten-Year  GMAB  Amount on that  date.  Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion that each Subaccount's value is allocated relative to the total value of all  Subaccounts  as of the last day of the Term.  No  additional amount will be applied if the Contract  Value is greater than the Ten-Year  GMAB
Amount on the last day of a Term.  Although SBL may add an additional  amount to the  Contract  on the last day of a Term if the  Contract  Value on that date is less than the  applicable  Ten-Year  GMAB  Amount,  Contract  Value on any later
Valuation  Date will fluctuate in accordance  with the investment  experience of the Contract.

   At the end of each Term,  this rider will Reset  (i.e.,  start a new ten-year
Term) so long as the new Term will expire prior to the Annuity Start Date.  This rider will terminate upon the earliest of: (1) termination of the Contract,  (2)
the Annuity Start Date, (3) annuitization of the Contract, (4) a full withdrawal of Contract  Value,  (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person or (6) upon written notice of termination  from the Owner received by the
Company within 30 days of any Reset.  In addition,  if the Owner  terminates the
Contract by  requesting a full  Withdrawal  in the 30 day period after the Reset
Date, no market value  adjustment will apply to the Withdrawal.  Notwithstanding
(5) above,  if the Owner dies while this rider is in effect,  and the  surviving spouse of the deceased Owner is the sole Designated  Beneficiary,  he or she may elect to continue the Contract in  accordance  with its terms.  If the surviving spouse  elects to  continue  the  Contract,  this  rider  will stay in effect in accordance with its terms.

   The  Company  reserves  the  right  under  this  rider to  require  a minimum percentage of your Purchase  Payments (not exceeding 70%) to be allocated to the
Fixed  Account in the first  Term and for any  subsequent  Term,  that a minimum percentage of the Contract Value (again,  not to exceed 70%) be allocated to the
Fixed Account on the Reset Date. Currently,  no such requirement is in place for the Ten-Year GMAB rider.

   While this rider is in effect,  Purchase  Payments are permitted  only in the
120-day  period  beginning  on the  Contract  Date  (the  "Window  Period").  As
discussed  under the caption  "Interest"  in the Fixed  Account  section of this prospectus,  any interest  credited to the Contract in excess of the  Guaranteed
Rate of interest is fixed for rolling  periods of one or more years  referred to as "Guarantee Periods." Except as noted below, the Company currently offers only
Guarantee  Periods of five  years.  However,  if this  rider is in  effect,  the
Guarantee Period of all Purchase Payments  allocated to the Fixed Account during the Window Period ends on the same date as the  Guarantee  Period of the initial
Purchase  Payment.  Thus, the Guarantee Period of Purchase  Payments made in the
Window Period will not last a full five years.  The foregoing  does not apply to
Contracts purchased without a GMAB rider (i.e., Purchase Payments made after the
Contract Date will have a full five-year  Guarantee Period).  This rider may not be  terminated  earlier than  specified  above and once  terminated,  may not be reinstated.

PURCHASE  PAYMENTS -- The minimum initial Purchase Payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of
Purchase  Payments,  except  that the  minimum  subsequent  Purchase  Payment is
$1,000.  The  minimum  subsequent  Purchase  Payment  if you elect an  Automatic
Investment  Program is also $1,000.  The Company may reduce the minimum Purchase
Payment  requirement  under certain  circumstances.  The Company will not accept without prior Company  approval  aggregate  Purchase  Payments in an amount that exceeds $1,000,000 under any variable annuity  contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

   The Company will apply the initial Purchase Payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the Purchase  Payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such Purchase Payment.  The application form will be provided by the Company.  If you submit your application  and/or initial Purchase Payment to your  registered  representative,  the  Company  will not begin  processing  the application and initial  Purchase  Payment until the Company  receives them from your representative's  broker-dealer. If the Company does not receive a complete application,  the Company will hold your Purchase Payment in its general account and will notify you that it does not have the necessary  information  to issue a
Contract  and/or  apply the  Purchase  Payment to your  Contract.  If you do not provide the necessary  information to the Company  within five  Valuation  Dates after the  Valuation  Date on which  the  Company  first  receives  the  initial
Purchase  Payment or if the Company  determines  it cannot  otherwise  issue the
Contract  and/or apply the Purchase  Payment to your Contract,  the Company will return the  initial  Purchase  Payment to you unless you  consent to the Company retaining the Purchase Payment until the application is made complete.

   The Company  will credit  subsequent  Purchase  Payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office;  however,  subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the  Accumulation  Unit value determined  on the  following  Valuation  Date.  See "Cut-Off  Times."  Purchase
Payments after the initial Purchase Payment may be made at any time prior to the
Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. In addition,  subsequent  Purchase  Payments are only permitted  in the first 120 days of the  Contract  if you have  purchased a GMAB rider.  Subsequent  Purchase Payments may be paid under an Automatic  Investment
Program.  The initial  Purchase Payment required must be paid before the Company will  accept  the  Automatic  Investment  Program.  If you  submit a  subsequent
Purchase Payment to your registered  representative,  the Company will not begin processing  the  Purchase  Payment  until  the  Company  receives  it from  your representative's broker-dealer.

   If mandated  under  applicable  law,  the Company may be required to reject a
Purchase  Payment.  The  Company  also may be  required  to  provide  additional information about an Owner's account to government regulators.  In addition, the
Company may be required  to block an Owner's  account and thereby  refuse to pay any request for transfers, full or partial withdrawals,  or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  Purchase  Payments  will be allocated.  Purchase  Payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that (1) no Purchase Payment allocation is permitted that would result in less than $25.00 per payment  being  allocated to any one  Subaccount or $250 to the Fixed Account and (2) certain  minimum  allocations to the Fixed Account are required if you have purchased the Five-Year GMAB rider.  The allocations may be a whole dollar amount or a whole percentage.  Available allocation  alternatives include the Subaccounts and the Fixed Account.

   You may change the Purchase Payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  Purchase  Payment allocation by telephone provided the proper form is properly completed,  signed, and filed at the Company's  Administrative  Office. Changes in the allocation of future Purchase  Payments have no effect on existing  Contract  Value.  You may, however,  transfer  Contract  Value  among  the  Subaccounts  (but not the Fixed
Account) in the manner described in "Transfers of Contract Value."

AUTOMATIC  BONUS  CREDIT  --  Beginning   August  16,  2005,  the  Company  will
automatically  issue a rider,  which makes  available a Bonus Credit;  provided, however,  that the  rider  is  available  only if (1) the  Company  issues  your
Contract during the period of August 16, 2005 through  December 31, 2005 and (2)
the age of the oldest Owner on the Contract Date is 80 or younger.

   The Bonus Credit,  which will be added to your Contract Value, is equal to 1%
of each Purchase Payment made in the first Contract Year. The Company will apply the Bonus  Credit to your  Contract  Value at the time the  Purchase  Payment is effective,  and any Bonus Credit will be allocated among the Subaccounts and the
Fixed Account in the same  proportion as your  Purchase  Payment.  This rider is available  only if the age of the oldest Owner on the Contract Date is age 80 or younger.  The Company  expects to make a profit from the Automatic Bonus Credit.
Bonus Credits are funded by a higher withdrawal charge and a less generous death benefit  relative to certain  other  contracts  issued by the  Company.  If this
Contract is surrendered you may incur higher withdrawal  charges than would have been the case if the  Contract  had  been  issued  without  a Bonus  Credit.  In addition,  a contract without a Bonus Credit might offer a greater death benefit than that available under this Contract.

   The Company  reserves the right to withdraw the automatic Bonus Credit at any time without  notice.  The Company  currently  plans to make the automatic Bonus
Credit available in connection with Contracts issued during the period of August
16, 2005 through  December 31, 2005. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase
Payments made during the first  Contract  Year. For the purpose of the Five-Year and Ten-Year GMAB riders, Bonus Credits are not considered Purchase Payments.

   The Bonus Credit is subject to recapture in the event that you exercise  your right to return the Contract  during the Free-Look  period and, for  withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge.
If you exercise your right to return the Contract  during the Free-Look  period, your  Contract  Value  will be reduced  by the then  current  value of any Bonus
Credit applied.  See "Free-Look Right." This Bonus Credit is not available to an
Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance  company.  There is no charge for this rider.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total  amount to be  transferred  over  time.  The  minimum  amount  that may be transferred to any one  Subaccount is $25.00.  The Company does not require that transfers  be  continued  over any minimum  period of time,  although  typically dollar cost averaging would extend over a period of at least one year.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may make changes to the option by writing to the Company's Administrative
Office or by telephone provided the proper form is completed,  signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to  terminate  the option by written  request  to the  Company's  Administrative
Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been  transferred  will  remain in that  Subaccount unless you  instruct us  otherwise.  If you wish to continue  transferring  on a dollar cost averaging basis after the expiration of the applicable  period,  the total amount elected has been transferred,  or the Subaccount has been depleted, or after  the  Dollar  Cost  Averaging  Option  has been  canceled,  a new Asset
Reallocation/Dollar  Cost  Averaging  form  must be  completed  and  sent to the
Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before  reinstating  Dollar
Cost  Averaging  after it has been  terminated  for any reason.  The Company may discontinue,  modify,  or suspend the Dollar Cost Averaging  Option at any time.
The Company does not currently charge a fee for this option.

   You may not dollar cost average  Contract Value from the Fixed Account to the
Subaccounts,  but may dollar cost  average  from the DCA Plus  Account to one or more Subaccounts subject to the restrictions described under "DCA Plus Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer among the Subaccounts  based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

   You may make changes to the option by writing to the Company's Administrative
Office or by telephone provided the proper form is completed,  signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to  terminate  this option by written  request to the  Company's  Administrative
Office.  In that event,  the Contract Value in the Subaccounts that has not been transferred  will  remain  in those  Subaccounts  regardless  of the  percentage allocation  unless you  instruct us  otherwise.  If you wish to  continue  Asset
Reallocation after it has been canceled,  a new Asset  Reallocation/Dollar  Cost
Averaging  form  must be  completed  and  sent to the  Company's  Administrative
Office. The Company may discontinue,  modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation  Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated  to the Fixed  Account  may not be included in the
Asset Reallocation option.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative  Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation  Options)
by  telephone  if the proper  form has been  completed,  signed and filed at the
Company's  Administrative  Office.  The minimum  transfer amount is $500, or the amount  remaining in a given  Subaccount.  The minimum  transfer amount does not apply to  transfers  under  the  Dollar  Cost  Averaging  or Asset  Reallocation
Options.

   The  Company  generally  effects  transfers  between   Subaccounts  at  their
respective  Accumulation  Unit  values as of the close of the  Valuation  Period during  which the  transfer  request is  received;  however,  transfer  requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation
Date will be effected at the Accumulation Unit value determined on the following
Valuation Date. See "Cut-Off Times."

   Transfers of Contract Value to the Fixed Account are not permitted. Transfers from the Fixed Account to the Subaccounts are not permitted.  Transfers from the
DCA Plus Account to the  Subaccounts are permitted as described in the "DCA Plus
Account"  section of the  prospectus.  The Company  reserves  the right to limit transfers  to 14 in a Contract  Year,  although  the Company  does not limit the frequency  of  transfers  with regard to the SBL Money  Market  Subaccount.  The
Company will so limit your  transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the  Underlying  Funds or potentially disadvantageous  to other Owners and Participants  with Contract Value allocated to  the  applicable  Subaccount(s)  and  we  believe  that  suspension  of  your electronic transfer privileges,  as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

   FREQUENT   TRANSFER   RESTRICTIONS.   The   Contract  is  not   designed  for
organizations  or individuals  engaging in a market timing  strategy,  or making programmed transfers, frequent transfers or transfers that are large in relation to the total  assets of the  Underlying  Fund.  These  kinds of  strategies  and transfer activities may disrupt portfolio  management of the Underlying Funds in which the Subaccounts  invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the  Underlying  Fund to  liquidate  investments prematurely to pay  withdrawals),  hurt Underlying Fund  performance,  and drive
Underlying Fund expenses (such as brokerage and administrative expenses) higher.
In addition,  because other  insurance  companies  and/or  retirement  plans may invest in the Underlying  Funds,  the risk exists that the Underlying  Funds may suffer harm from programmed,  frequent,  or large transfers among subaccounts of variable  contracts  issued by other  insurance  companies  or among  investment options  available to retirement  plan  participants.  These risks and costs are
borne  by  all  shareholders  of  the  affected   Underlying  Fund,  Owners  and
Participants with Contract Value allocated to the  corresponding  Subaccount (as well as their Designated  Beneficiaries and Annuitants) and long-term  investors who do not generate these costs.

   The  Company  has in place  policies  and  procedures  designed  to  restrict transfers if we determine  that you are engaging in a pattern of transfers  that is disruptive to the Underlying  Funds or potentially  disadvantageous  to other
Owners  and  Participants  with  Contract  Value  allocated  to  the  applicable
Subaccount  (regardless  of the  number  of  previous  transfers  the  Owner  or
Participant has made during the Contract Year). In making this determination, we monitor  transfers among the Subaccounts and consider,  among other things,  the following factors:

o  the total dollar amount being transferred;

o  the number of transfers you made within the previous 12 months;

o  transfers to and from (or from and to) the same Subaccount;

o  whether your transfers  appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o  whether your  transfers  appear to be part of a group of transfers  made by a third party on behalf of the individual Owners in the group.

   If the Company  determines that your transfer  patterns are disruptive to the
Underlying Funds or potentially disadvantageous to Owners and Participants,  the
Company will send you a letter  notifying  you that it is  prohibiting  you from making telephone  transfers or other electronic  transfers and instead requiring that you submit transfer  requests in writing via regular U.S. mail for a 90-day period that  begins on the date of the letter.  In  addition,  the Company  will require that you submit transfer requests in writing via regular U.S. mail for a
90-day  period  if you make a  certain  number of  transfers  from a  Subaccount followed  by a transfer to that  Subaccount  (or to a  Subaccount  followed by a transfer  from  that  Subaccount)  ("round  trip  transfers")  during  the prior
12-month period, as follows.

             =====================================================
                                                        NUMBER OF
                                                       ROUND TRIPS
             SUBACCOUNT                                TRANSFERS*
             -----------------------------------------------------
             SBL Money Market                           Unlimited
             -----------------------------------------------------
             PIMCO VIT All Asset                            6
             -----------------------------------------------------
             Oppenheimer Balanced                           4
             -----------------------------------------------------
             MFS VIT Total Return                           4
             -----------------------------------------------------
             Van Kampen UIF Equity and Income               8
             -----------------------------------------------------
             *Number  of  round  trip  transfers  in any  12-month
              period that will trigger a letter requiring that you
              submit transfer requests in writing via regular U.S.
              mail for a 90-day  period that begins on the date of
              the letter.
             =====================================================

   In addition to the Company's own frequent  transfer  procedures,  managers of the  Underlying  Funds may contact the Company if they  believe or suspect  that there is market timing or other  potentially  harmful  trading,  and, if so, the
Company will take  appropriate  action to protect  others.  In  particular,  the
Company  may,  and the  Company  reserves  the right to,  reverse a  potentially harmful transfer.  If the Company reverses a potentially  harmful  transfer,  it will effect such  reversal not later than the close of business on the Valuation
Date next  following  the  Valuation  Date in which the  original  transfer  was effected, and the Company will inform the Owner in writing at his or her address of record.

   To the extent  permitted by applicable law, the Company reserves the right to reject a transfer  request at any time that the Company is unable to purchase or redeem  shares  of  any of the  Underlying  Funds  because  of  any  refusal  or restriction  on  purchases  or  redemptions  of their  shares as a result of the
Underlying  Fund's policies and procedures on market timing  activities or other potentially abusive transfers.  If the Company delays or rejects a transfer,  it will do so no later  than the  close of  business  on the  Valuation  Date  next following the Valuation Date in which the transfer request was received, and the
Company  will inform the Owner in writing at his or her  address of record.  The
Company also  reserves the right to implement  and  administer  redemption  fees imposed by one or more of the  Underlying  Funds in the future.  You should read the  prospectuses  of the Underlying  Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

   In its sole discretion,  the Company may revise its market timing  procedures at any time without prior notice as the Company deems  necessary or  appropriate to better detect and deter  programmed,  frequent,  or large  transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate  restrictions on market timers (such as dollar or percentage limits on transfers).  The Company may change its  parameters to monitor for factors other
than  the  number  of  "round  trip   transfers"  into  and  out  of  particular
Subaccounts.  For purposes of applying the parameters  used to detect  potential market timing and other potentially harmful activity,  the Company may aggregate transfers  made in two or more  Contracts  that it believes are  connected  (for example,  two Contracts  with the same Owner,  or owned by spouses,  or owned by different partnerships or corporations that are under common control, etc.).

   The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation  Options in these  limitations.  The Company may vary its market  timing  procedures  from  Subaccount  to  Subaccount,  and  may be  more restrictive with regard to certain  Subaccounts than others. The Company may not always apply these  detection  methods to  Subaccounts  investing in  Underlying
Funds that,  in its  judgment,  would not be  particularly  attractive to market timers or otherwise susceptible to harm by frequent transfers.

   Contract owners seeking to engage in programmed,  frequent, or large transfer activity may deploy a variety of  strategies to avoid  detection.  The Company's ability to detect and deter such  transfer  activity  is limited by  operational systems and technological  limitations.  In addition,  the terms of the Contract may also limit the  Company's  ability to restrict or deter  harmful  transfers.
Furthermore,  the  identification of Owners determined to be engaged in transfer activity that may adversely  affect other  Owners,  Participants,  or Underlying
Fund   shareholders   involves   judgments  that  are   inherently   subjective.
Accordingly,  despite its best efforts,  the Company  cannot  guarantee that its market timing  procedures  will detect every  potential  market  timer,  but the
Company applies its market timing procedures  consistently to all Owners without special  arrangement,  waiver,  or exception,  aside from allocations to the SBL
Money Market  Subaccount,  which does not limit or restrict  transfers.  Because other insurance  companies and/or  retirement plans may invest in the Underlying
Funds,  the Company cannot  guarantee that the Underlying  Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts  issued  by other  insurance  companies  or among  investment  options available to retirement plan participants.

   The  Company  does not limit or restrict  transfers  to or from the SBL Money
Market  Subaccount.  As  stated  above,  market  timing  and  frequent  transfer activities  may disrupt  portfolio  management  of the  Underlying  Funds,  hurt
Underlying Fund performance, and drive Underlying Fund expenses higher.

   Because  the  Company  cannot  guarantee  that it can  restrict  or deter all harmful transfer activity,  Owners bear the risks associated with such activity, including potential  disruption of portfolio  management of the Underlying Funds and potentially  lower  Underlying Fund  performance and higher  Underlying Fund expenses. In addition,  there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result,  the Company will inadvertently  treat those Owners  differently than Owners it does not permit to engage in harmful transfer activity.  Those Owners that do not engage in harmful transfer  activity  nonetheless  will  bear  the cost  associated  with any such activity.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the  Subaccounts  is not  guaranteed  by the  Company.  You bear  the  entire investment  risk  relating  to the  investment  performance  of  Contract  Value allocated to the Subaccounts.

   On each Valuation Date,  Contract Value in the Fixed Account is equal to your
Purchase Payments allocated to the Fixed Account,  plus any Bonus Credit applied to the Fixed Account,  plus any interest credited to the Fixed Account, less (1)
any withdrawals from the Fixed Account (including any withdrawal charges and any negative  market value  adjustments)  and (2) any premium tax due or paid by the
Company.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Interest credited to the Fixed Account,

o  Payment of Purchase Payments,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any
   GMAB Rider selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  Purchase  Payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount,  including any Bonus
Credits,   allocated  to  the  particular   Subaccount  by  the  price  for  the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the Purchase Payment is credited.

   In  addition,  other  transactions  including  full or  partial  withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received  at or after  that  time on any  Valuation  Date  will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date.  See  "Cut-Off  Times."  The price of each  Subaccount  may be  determined earlier if trading on the New York Stock  Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions paid by the Underlying Fund, (3) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount, (4) the mortality and expense risk charge under the Contract and (5)
the administration charge under the Contract.

   The  mortality and expense risk charge and the  administration  charge (which ranges from .15% to .55%,  depending on the  subaccounts)  are factored into the accumulation  unit value or "price" of each  Subaccount on each Valuation  Date.
The Company deducts the charge for any optional Riders (the "Rider Charge") on a monthly  basis.  Each  Subaccount  declares a monthly  dividend  and the Company deducts the Rider Charge from this monthly dividend upon its reinvestment in the
Subaccount. The Rider Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting the Rider Charge. If you have selected an optional
Rider,  your  Contract  Value will be reduced in the amount of your Rider Charge upon reinvestment of the Subaccount's monthly dividend.  The Company deducts the
Rider Charge only upon  reinvestment of the monthly dividend and does not assess a Rider Charge upon a full or partial withdrawal from the Contract.  The Company reserves the right to compute and deduct the Rider  Charge from each  Subaccount on each Valuation  Date. See the Statement of Additional  Information for a more detailed discussion of how the Rider Charge is deducted.

CUT-OFF TIMES -- Any financial transactions  involving your Contract,  including those  submitted  by  telephone,  must be  received  by us before any  announced closing of the New York Stock Exchange to be processed on the current  Valuation
Date. The New York Stock Exchange  normally closes at 3:00 p.m.  Central time so financial  transactions  must be  received  by that time (the  "cut-off  time").
Financial  transactions received at or after the applicable cut-off time will be processed  on the  following  Valuation  Date.  Financial  transactions  include transfers,  full and partial withdrawals,  death benefit payments,  and Purchase
Payments.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law.  Withdrawals  (other than systematic  withdrawals) after the
Annuity  Start  Date are  permitted  only  under  Annuity  Options  5 and 6. See
"Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full  or  partial  withdrawal  request  will be  effective  as of the end of the
Valuation  Period  that a proper  Withdrawal  Request  form is  received  by the
Company at its Administrative  Office;  however, if a Withdrawal Request form is received on a Valuation  Date at or after the cut-off time of 3:00 p.m.  Central time, the withdrawal will be effected at the Accumulation  Unit value determined on the following  Valuation Date. See "Cut-Off  Times." A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company  at its  Administrative  Office,  less any  applicable withdrawal  charges and any  uncollected  premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various  states and municipalities  and,  with respect to the Fixed  Account,  the sum of any market value  adjustments  that apply to the withdrawal of all Guarantee  Periods under the Contract (which adjustments may increase or decrease the withdrawal amount).
See "Contingent  Deferred Sales Charge," "Market Value Adjustment," and "Premium
Tax Charge." The amount  subject to a market  value  adjustment,  if any, is not reduced by any withdrawal charge assessed on a withdrawal from the Fixed Account
(i.e. the market value adjustment,  if assessed, is assessed on the total amount withdrawn  from the Fixed Account before  deduction of any  withdrawal  charge).
Similarly, the withdrawal charge on a withdrawal from the Fixed Account, if any, is not reduced by any market value  adjustment  assessed.

   The  Company  requires  the  signature  of  all  Owners  on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal request less any applicable withdrawal or premium tax charge and plus the sum of any market  value  adjustments  (which may  increase or decrease  the withdrawal  amount).  Any withdrawal  charge on partial  withdrawals  (including systematic  withdrawals)  will be deducted from the requested  payment amount as will any premium tax charge.  Similarly, the sum of any market value adjustments will increase or decrease the requested payment amount. If a partial  withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value in the  Subaccounts  and the Fixed  Account  in the same  proportion  that
Contract Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage of Contract  Value,  as a fixed  period,  as level  payments,  as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy  of the  Owner or the  Owner  and a  beneficiary.  An Owner  also may designate  the desired  frequency of the  systematic  withdrawals,  which may be monthly,  quarterly,  semiannual  or  annual.  The  Owner  may  stop  or  modify systematic  withdrawals  upon proper written request  received by the Company at its  Administrative  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax and plus the sum of any market value and adjustments (which may increase or decrease the systematic  withdrawal amount).

   In no event will payment of a  systematic  withdrawal  exceed the  Withdrawal
Value.  The Contract  will  automatically  terminate if a systematic  withdrawal causes the Contract's Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the  Subaccounts and the Fixed Account in
the same  proportion  that Contract Value is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on withdrawals  made prior to the Owner attaining age 59 1/2. See  "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Purchase
Payments  received  during the Free-Look  period will be allocated  according to your instructions  contained in the application or more recent instructions,  if any. If you return your Contract during the Free-Look  Period,  the Company will then deem void the returned  Contract and will refund to you as of the Valuation
Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed  Account  (not  including  any Bonus  Credits).  The Company will also refund any Contract Value allocated to the  Subaccounts  based upon the value of
Accumulation  Units next  determined  after we receive your  Contract,  plus any charges deducted from such Contract Value, less the Contract Value  attributable to any Bonus  Credits.  Because the Company will deduct the current value of any
Bonus  Credits  from the amount of Contract  Value  refunded to you, the Company will bear the investment risk associated with Bonus Credits during the Free-Look
Period.

   Some states' laws require us to refund your Purchase Payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund
Purchase Payments (not including any Bonus Credits) rather than Contract Value.

DEATH BENEFIT -- You should  consider the following  provisions  carefully  when choosing the Designated  Beneficiary,  Annuitant,  any Joint Annuitant,  and any
Joint Owner, as well as before changing any of these parties.  Naming  different persons as  Owner(s),  Annuitant(s)  and  Designated  Beneficiary(ies)  can have important impacts on whether the death benefit is paid, and on who would receive
it.

   If the Owner dies prior to the Annuity  Start Date while this  Contract is in force,  the Company will  calculate  the death benefit  proceeds  payable to the
Designated  Beneficiary as of the Valuation Date the Company  receives due proof of the  Owner's  death and  instructions  regarding  payment  to the  Designated
Beneficiary.  If there are Joint  Owners,  the death  benefit  proceeds  will be calculated  upon receipt of due proof of death of either Owner and  instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person,  the death benefit proceeds will be calculated upon receipt of due  proof  of death  of the  Annuitant  prior  to the  Annuity  Start  Date and instructions regarding payment. If the death of the Owner occurs on or after the
Annuity Start Date, any death benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural  person) was 80 or younger on the Contract  Date and an Owner dies prior to the Annuity Start Date while this  Contract is in force,  the amount of the death benefit will be the greater of:

1.  The sum of all Purchase  Payments (not including  Bonus  Credits),  less any reductions caused by previous withdrawals  (including withdrawal charges and any negative market value adjustments), or

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

   If any Owner (or Annuitant,  if the Owner is not a natural person) was age 81 or older on the Contract  Date, the death benefit will be as set forth in item 2 above.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  However,  if the  Owner has  completed  a  restricted  beneficiary designation  form,  the death benefit  proceeds  will be paid to the  Designated
Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE
AT ITS ADMINISTRATIVE  OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH
INSTRUCTIONS  REGARDING THE DEATH BENEFIT PAYMENT,  THE DEATH BENEFIT WILL BE AS
SET FORTH IN ITEM 2 ABOVE.  If the Designated  Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and  duration of  payments  that the  Beneficiary  may  receive,  and requirements respecting timing of payments. A tax adviser should be consulted in considering  Annuity  Options.  See  "Federal  Tax  Matters"  and  "Distribution
Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death  benefit  proceeds.  If the  surviving  spouse  elects to continue the
Contract,  no death benefit will be paid and Contract Value will not be adjusted to  reflect  the  amount  of any  death  benefit;  provided,  however,  that the
Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance  with the  terms of the  Contract  upon  the  death of the  surviving spouse.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before  allocating them to your Contract Value.  However, except as set forth below,  the Company may assess a contingent  deferred  sales charge  (which  may also be  referred  to as a  withdrawal  charge) on a full or
partial  withdrawal,  including  systematic  withdrawals,   depending  upon  the
Contract Year in which the withdrawal is made.  Purchase  Payments include Bonus
Credits for purposes of assessing the withdrawal  charge. As such, Bonus Credits are subject to withdrawal  charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Bonus Credit, made during the year. The Free  Withdrawal  amount in any other Contract Year is equal to 10% of Contract  Value as of the first  Valuation Date of that Contract
Year.  You forfeit any Free  Withdrawal  amount not used in a Contract Year. The withdrawal  charge  applies  to the  portion  of any  withdrawal  consisting  of
Purchase Payments and any Bonus Credits that exceeds the Free Withdrawal amount.

   The  withdrawal  charge does not apply to  withdrawals  of earnings.  For the purpose of determining any withdrawal  charge, the Company deems any withdrawals that are  subject  to the  withdrawal  charge  to be made  first  from  Purchase
Payments then from Bonus Credits and then from earnings. Free Withdrawal amounts do not reduce purchase  payments or Bonus Credits for the purpose of determining future withdrawal charges.  The amount of the charge will depend on the Contract
Year in which the withdrawal is made according to the following schedule:

                       =================================
                                              WITHDRAWAL
                       CONTRACT YEAR            CHARGE
                       ---------------------------------
                             1                    7%
                             2                    7%
                             3                    7%
                             4                    6%
                             5                    5%
                        6 and later               0%
                       =================================

   The Company will deduct the withdrawal  charge from your withdrawal  payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available.  The amount deducted from the remaining  Contract Value to pay the withdrawal  charge will also be subject to a withdrawal  charge.  In no event will the amount of any withdrawal  charge, when added to such charge previously  assessed against any amount withdrawn from the  Contract,  exceed 7% of Purchase  Payments and Bonus Credits paid under the
Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death  benefit  proceeds;  or (2) annuity  options that provide for payments for life,  or a period of at least 7 years.  The Company will assess the  withdrawal charge against the  Subaccounts  and the Fixed Account in the same proportion as the  withdrawal  proceeds are  allocated.  The amount  subject to a market value adjustment,  if any,  is not  reduced by any  withdrawal  charge  assessed  on a withdrawal  from the  Fixed  Account  (i.e.  the  market  value  adjustment,  if assessed,  is  assessed on the total  amount  withdrawn  from the Fixed  Account before deduction of any withdrawal charge).  Similarly, the withdrawal charge on a withdrawal from the Fixed Account,  if any, is not reduced by any market value adjustment assessed.

   The  withdrawal  charge is  designed to  reimburse  the Company for costs and other expenses associated with the promotion and sales of the Contract,  such as paying sales commissions to broker-dealers.  It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges,  including  amounts  derived  indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the  Contract.  The  charge  is equal to an  annual  rate of 1.15% of each
Subaccount's average daily net assets. This amount is intended to compensate the
Company for certain  mortality and expense risks the Company assumes in offering and administering  the Contract and in operating the Subaccounts.  The mortality and  expense  risk charge is also  deducted  during the  Annuity  Period.  Under
Annuity  Options 5 and 6 the  mortality  and expense  risk charge is 1.15% on an annual basis and is 1.25% on an annual basis for Annuity  Options 1 through 4, 7 and 8.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's  average daily net assets. The administration  charge varies by  Subaccount  and is 0.15% for the MFS VIT Total
Return,  PIMCO VIT All Asset,  SBL Managed Asset Allocation and SBL Money Market
Subaccounts;  0.30% for the Van Kampen UIF  Equity  and Income  Subaccount;  and
0.55% for the Oppenheimer Balanced VA Subaccount.  The purpose of this charge is to compensate the Company for the expenses associated with administration of the
Contract and operation of the Subaccounts.

MARKET VALUE  ADJUSTMENT -- A market value adjustment is made in connection with certain  withdrawals  from the Fixed  Account.  The  adjustment  may increase or decrease your Contract  Value. A market value  adjustment may also be applied if
Fixed Account  Contract Value is applied to an Annuity Option.  See "Withdrawals from the Fixed Account" And "Annuity Period."

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a Purchase Payment.  The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable.
In Maine, the Company deducts the premium tax from Purchase  Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be  subject  to a  premium  tax  charge  if a  premium  tax is  incurred  on the withdrawal by the Company and is not refundable.  The Company reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the
Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL  RIDER  CHARGE -- In addition to the charges and  deductions  discussed above, you may purchase one of the optional GMAB riders. The Company makes these riders available only at issue.

   The Company  deducts a monthly charge from Contract Value in the  Subaccounts for any riders elected by the Owner. Each Subaccount declares a monthly dividend and the Company deducts the charge for the rider from this monthly dividend upon its reinvestment in the Subaccount.  The charge for the rider is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the rider charge. If you have selected an optional rider,  your Contract Value will be reduced in the amount of your rider  charge  upon  reinvestment  of each  Subaccount's  monthly dividend.  The Company  deducts the Rider Charge only upon  reinvestment  of the monthly  dividend  and does not  assess a charge  for the  rider  upon a full or partial withdrawal from the Contract.

   The Company  generally  will deduct the monthly  rider  charge from  Contract
Value in the Subaccount beginning on the Contract Date and ending on the Annuity
Start Date.  However,  the Company reserves the right to deduct the rider charge on each Valuation Date rather than monthly.  If the Company exercises this right the rider  charge  would be factored  into the  Accumulation  Unit value on each
Valuation Date. The amount of each rider charge is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each  rider and its charge are listed below.

================================================================================
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value in the Subaccounts)
--------------------------------------------------------------------------------
                                                                       Annual
                                                                    Rider Charge
--------------------------------------------------------------------------------
Five-Year Guaranteed Minimum Accumulation Benefit                     0.75%(1)
--------------------------------------------------------------------------------
Ten-Year Guaranteed Minimum Accumulation Benefit                      0.75%(1)
--------------------------------------------------------------------------------
1  This is the guaranteed charge for the optional riders. The current charge for each rider is 0.40% on an annual basis.  The Company may increase the current charge at the time of  reset,  but not  above  the  maximum  charge of 0.75%.
   Please see the discussion under "Optional Riders."
================================================================================

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.15%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  and
(2) the  administration  charge  will not exceed an annual rate of 0.55% of each
Subaccount's average daily net assets.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity  Start Date may not be prior to the third  annual  Contract  Anniversary
(first annual Contract  Anniversary for Contracts issued in Florida) and may not be  deferred  beyond the  Annuitant's  95th  birthday,  although  the terms of a
Qualified Plan and the laws of certain states may require that you start annuity payments  at an earlier  age. If you do not select an Annuity  Start  Date,  the
Annuity Start Date will be the oldest  Annuitant's 95th birthday.  If you do not select an  Annuity  Option,  annuity  payments  will not begin  until you make a selection,  which may be after the Annuity  Start  Date.  See  "Selection  of an
Option." If there are Joint  Annuitants,  the birth date of the older  Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in two  forms  --  either  as a  variable  Annuity  for use  with the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account (including the sum of any market value  adjustments,  which may increase or decrease the amount  received) as of the Annuity  Start Date,  reduced by any applicable premium taxes.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are available  where required by law. The annuity rates reflect the  Annuitant's life expectancy  based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's  gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described  below,  annuity payments are based upon Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.  For example, if you select  monthly  payments and your payment amount would be $75 per month, the Company  could elect to change your  payment  frequency to quarterly as less frequent  payments  will result in a larger  payment  amount  (assuming the same amount is applied to purchase the annuity).

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4, 7 and
8, an  Annuitant  or Owner  cannot  change the  Annuity  Option and cannot  make partial  withdrawals or surrender his or her annuity for the  Withdrawal  Value.
Under Annuity Options 5 and 6, an Owner may make full or partial  withdrawals of
Contract Value (other than  systematic  withdrawals),  subject to any applicable withdrawal charge, premium tax charge and market value adjustment.

   An Owner may transfer Contract Value among the Subaccounts during the Annuity
Period.

   The Contract  specifies annuity tables for Annuity Options 1 through 4, 7 and
8, described below. The tables contain the guaranteed minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 --

   A. JOINT AND LAST SURVIVOR.  Annuity  payments will be made as long as either
Annuitant is living. Upon the death of one Annuitant,  Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50%
of Annuity  Payments as elected by the Owner at the time the  Annuity  Option is selected.  With  respect to fixed  annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of Annuity
Units used to determine the annuity payment,  is reduced as of the first annuity payment  following the  Annuitant's  death. It is possible under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS  GUARANTEED  UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE
LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS.
You may also select Option 4 with guaranteed payments.  Annuity payments will be made as long as either  Annuitant  is living.  Upon the death of one  Annuitant,
Annuity Payments continue to the surviving  Annuitant at the same level with the promise that if, at the death of the both  Annuitants,  payments  have been made for less than a stated period,  which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such  period  to the  Designated  Beneficiary.  Upon  the  last  death of the
Annuitants after the period certain, no further annuity payments will be made.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that variable annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4A,  THERE IS NO MINIMUM  NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables used to calculate  variable  annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of 3 1/2%,  compounded  annually.
Variable  annuity  payments  generally  increase  or  decrease  from one annuity payment  date  to  the  next  based  upon  the  performance  of  the  applicable
Subaccounts during the interim period adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest rate,  the annuity  payments will remain  constant.  If the  performance  of the
Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed  interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity  payment  would  increase more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner transfers Annuity Units among Subaccounts.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

   The Company does not allow the Annuity  Start Date to be deferred  beyond the
Annuitant's 95th birthday.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  Purchase  Payments  to the Fixed
Account (subject to certain minimum allocations to the Fixed Account that may be required if you have selected one of the Guaranteed Minimum Accumulation Benefit riders).  Amounts  allocated to the Fixed  Account  become part of the Company's
General Account, which supports the Company's insurance and annuity obligations.
The  General  Account is subject to  regulation  and  supervision  by the Kansas
Department  of  Insurance  and  is  also  subject  to  the  insurance  laws  and regulations  of other  jurisdictions  in which the Contract is  distributed.  In reliance on certain  exemptive  and  exclusionary  provisions,  interests in the
Fixed Account have not been registered as securities under the Securities Act of
1933 (the  "1933  Act")  and the Fixed  Account  has not been  registered  as an investment  company under the  Investment  Company Act of 1940 (the "1940 Act").
Accordingly,  neither the Fixed Account nor any interests  therein are generally subject to the  provisions of the 1933 Act or the 1940 Act. The Company has been advised  that  the  staff of the SEC has not  reviewed  the  disclosure  in this
Prospectus  relating to the Fixed  Account.  This  disclosure,  however,  may be subject to certain  generally  applicable  provisions of the federal  securities laws  relating  to the  accuracy  and  completeness  of  statements  made in the
Prospectus.  This  Prospectus  is  generally  intended to serve as a  disclosure document  only for  aspects of a Contract  involving  the  Separate  Account and contains  only  selected  information  regarding  the  Fixed  Account.  For more information regarding the Fixed Account, see "The Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and  ranges  from an annual  effective  rate of 1% to 3% based upon the state in which the Contract is issued and the  requirements of that state.  Such interest will be  paid  regardless  of the  actual  investment  experience  of the  Fixed
Account.  The principal,  after charges and deductions,  also is guaranteed.  In addition,  the Company may in its  discretion  pay interest at a rate  ("Current
Rate") that exceeds the Guaranteed  Rate. The Company will determine the Current
Rate, if any, from time to time.  Because the Company may declare a Current Rate in its sole discretion,  you assume the risk that interest  credited to Contract
Value in the Fixed Account may not exceed the Guaranteed Rate.

   Interest  accrues  (either  the  Guaranteed  Rate  or  the  Current  Rate  if applicable)  from the day  following  the day on  which a  Purchase  Payment  is applied to the Contract to the date of withdrawal or until applied to an Annuity
Option.  The  Current  Rate (if  any)  paid on any  portion  of  Contract  Value allocated to the Fixed Account will be guaranteed for rolling  periods of one or more years  (each a  "Guarantee  Period").  The  Company  currently  offers only five-year  Guarantee  Periods.  Upon expiration of any Guarantee  Period,  a new
Guarantee  Period of the same  duration  begins with  respect to that portion of
Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

   Because the Company  may, in its sole  discretion,  anticipate  changing  the
Current Rate from time to time, Contract Value allocated to the Fixed Account at one point in time may be credited  with a different  Current  Rate than  amounts allocated to the Fixed  Account at another point in time.  For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated to the Fixed Account for a Guarantee Period of one duration may be credited with a different  Current  Rate than  amounts  allocated  to the Fixed  Account for a
Guarantee  Period of a  different  duration.  Therefore,  at any  time,  various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current  Rates  depending  upon the point in time such  portions were allocated to the Fixed  Account and the duration of the  Guarantee  Period.  The
Company bears the investment  risk for the Contract Value allocated to the Fixed
Account and for paying interest at the Guaranteed  Rate on amounts  allocated to the Fixed Account.

   The Company may discontinue  accepting Purchase Payments on the Fixed Account at any time.

DCA  PLUS  ACCOUNT  -- The DCA Plus  Account  is part of the  Company's  General
Account. The DCA Plus Account is not available in all states. If it is available in your state,  subject to certain minimum allocations to the Fixed Account that are required if you have selected the Five-Year  Guaranteed Minimum Accumulation
Benefit rider,  you may allocate all or part of your initial Purchase Payment to the DCA Plus Account.  The rate of Current Interest  declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period,  which is a  six-month  or  12-month  period  that  begins as of the  Valuation  Date your
Purchase  Payment  is  applied  to the DCA Plus  Account.  If you would  like to allocate  your  initial  Purchase  Payment  to the DCA  Plus  Account,  you must complete a DCA Plus form,  which is available  upon request.  Upon the form, you must select the  applicable  DCA Plus Period,  the  Subaccounts to which monthly transfers  from the DCA Plus  Account  will be made,  and the  percentage  to be allocated to each such  Subaccount.  Transfers  from the DCA Plus Account to the
Fixed  Account are not  permitted.  Transfers  from the DCA Plus  Account to the
Subaccounts are not subject to a market value adjustment.

   The Company  will  transfer  your  Contract  Value  allocated to the DCA Plus
Account to the Subaccounts  that you select on a monthly basis over the DCA Plus
Period. The Company will effect each transfer on the monthly  anniversary of the date that your Purchase  Payment is allocated to the DCA Plus  Account,  and the first such transfer will be made on the first monthly  anniversary of that date.
The  amount  of each  monthly  transfer  is found  by  dividing  Contract  Value allocated to the DCA Plus  Account by the number of months  remaining in the DCA
Plus Period. The Company may declare a rate of Current Interest for the DCA Plus
Account that differs from the rate declared for the Fixed Account.

   You may only allocate Purchase Payments to the DCA Plus Account. Transfers of
Contract  Value  to  this  account  are not  permitted.  Any  Purchase  Payments allocated  to the DCA Plus  Account  must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus
Period.  You may terminate your  allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT  CHARGES -- Premium  taxes and  withdrawal  charges are the same in the
Fixed  Account as they are in the  Subaccounts.  The charges for  mortality  and expense risks, any GMAB rider charge and the  administration  charge will not be assessed  against the Fixed  Account,  and any amounts that the Company pays for income taxes allocable to the Subaccounts  will not be charged against the Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

WITHDRAWALS  FROM THE FIXED ACCOUNT -- Transfers  among the  Subaccounts and the
Fixed  Account  are not  permitted  (provided,  however,  that the  Company  may transfer  Contract  Value  from the  Subaccounts  to the  Fixed  Account  at the beginning of a new Term of a GMAB rider as discussed under  "Optional  Riders").
Transfers  from  the DCA  Plus  Account  to the  Subaccounts  are  permitted  as discussed in the "DCA Plus Account" section of the prospectus.

   You may make full or partial  withdrawals  from the Fixed Account to the same extent as if you had allocated Contract Value to the Subaccounts.  A request for a full  withdrawal  will result in the withdrawal of all Fixed Account  Contract
Value from all Guarantee  Periods held under the Contract.  Partial  withdrawals are deducted from Contract Value in the Subaccounts and the Fixed Account in the
same  proportion  that the Contract Value is allocated among the Subaccounts and
Fixed Account. In addition,  the portion of a partial withdrawal funded from the
Fixed Account will result in a proportional withdrawal of Fixed Account Contract
Value from each  Guarantee  Period held under the Contract.  In the case of both full and partial  withdrawals,  a withdrawal  effected  from a Guarantee  Period prior to the end of its five-year  Guarantee  Period will be subject to a market value  adjustment.  The sum of the market  value  adjustments  may  increase  or decrease your full or partial withdrawal.

   The  increase  or decrease in the amount  withdrawn  from a Guarantee  Period because of the market value  adjustments  will never exceed,  in the positive or negative  direction,  the amount of any Excess  Interest  (defined below) earned from  the  beginning  of the  current  Guarantee  Period  to the  date  of  your withdrawal  request.  For purposes of this provision,  Excess Interest means the difference  between (1) the  interest  earned from the  beginning of the current
Guarantee  Period to the date of your  withdrawal  request and (2) the amount of interest  that would have been earned for that period had the Current  Rate been equal to the Guaranteed  Rate.  Hence, the effect of the market value adjustment will never  result in  interest  being  credited at a rate that is less than the
Guaranteed  Rate.  Subject to the Excess Interest limit above,  the market value adjustment attributable to each withdrawal from a Guarantee Period is calculated as A x B x (C - D - 0.25%) where:

   (A) is the gross amount withdrawn from the Guarantee Period

   (B) is the number of complete  months  left  before the end of the  Guarantee
   Period divided by 12

   (C) is the Current Rate for the Guarantee Period from which the withdrawal is funded, and

   (D) is the  Current  Rate for new  Purchase  Payments  of the same  Guarantee
   Period.

The  effect of the 0.25%  amount in the above  formula  is that  there will be a negative  adjustment  on  withdrawals  unless the Current Rate for the Guarantee
Period for new Purchase  Payments is at least 0.25% higher than the Current Rate for the  Guarantee  Period  from which the  withdrawal  is funded.  Only for the purpose of determining  whether a market value adjustment is to be applied,  the application of Fixed Account  Contract  Value to Annuity  Options 1 through 4, 7 and 8 will be  treated  as a  withdrawal  of all  Guarantee  Periods  under  the
Contract.  A market value  adjustment  will not be applied (1) to withdrawals to the extent such withdrawal is  attributable to Fixed Account  Contract Value the
Guarantee Period of which has ended on the date the withdrawal is requested, and to full  withdrawals  for 30 days after the end of such  Guarantee  Period,  (2)
death benefit payments;  or (3) after the Annuity Start Date for Annuity Options
1 through 4, 7 and 8.

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial  withdrawals  from the Fixed
Account  and  transfers  from the DCA Plus  Account may be delayed for up to six months  after  a  request  in good  order  is  received  by the  Company  at its
Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts  allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary is the first person on the following list who, if a natural  person, is alive on the date of death of the Owner or the Joint  Owner:  the Owner;  the
Joint Owner; the Primary Beneficiary;  the Secondary Beneficiary; the Annuitant;
or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual  named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the  Contract  only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity  Start Date.  Because the death benefit of the  Contract  goes to the first person on the above list who is alive on the date of death of any Owner, careful  consideration should be given to the manner in which the Contract is registered,  as well as the  designation of the Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS  -- The  Contract  may share in the surplus  earnings of the  Company.
However,  the current dividend scale is zero and the Company does not anticipate that dividends  will be paid.  Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value
allocated  to  the  Subaccounts,   and  will  transfer  Contract  Value  between
Subaccounts,  within  seven  days  after a proper  request  is  received  at the
Company's  Administrative Office.  However, the Company can postpone the date of such a payment  or  transfer  of  amounts  from the  Subaccounts  to the  extent permitted  under  applicable  law, which is currently  permissible  only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

The  Company  reserves  the  right to  delay  payments  of any  full or  partial withdrawal  until all of your Purchase  Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may only be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the
Code prescribing  asset  diversification  requirements for investment  companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objective or investment policies.

   INCOME TAXATION OF ANNUITIES IN GENERAL -- NON-QUALIFIED  PLANS -- Section 72
of the Code governs the taxation of annuities.  In general,  a contract owner is not taxed on  increases  in value under an annuity  contract  until some form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of
Purchase  Payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the Purchase  Payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(b).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of
Purchase  Payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as an IRA. The IRAs  described in this section are called  "traditional  IRAs" to  distinguish  them from  "Roth  IRAs,"  which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                      ===================================
                           TAX YEAR                AMOUNT
                      -----------------------------------
                          2005 - 2007              $4,000
                      2008 and thereafter          $5,000
                      ===================================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500  during the 2005 tax year,  or $1,000 for the 2006 tax year or any tax year thereafter.  However,  if the  individual  is covered  by an  employer-sponsored retirement plan, the amount of IRA  contributions the individual may deduct in a year may be reduced  or  eliminated  based on the  individual's  adjusted  gross income for the year  ($70,000  for a married  couple  filing a joint  return and
$50,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those  contributions  to a traditional IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint
return  is  between  $150,000  and  $160,000.   Nondeductible  contributions  to
traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the contract  owner  reaches age 70 1/2 -- the contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to minimum  required  distribution  rules  during the  contract  owner's  lifetime.
Generally,  however,  the  amount  remaining  in a Roth IRA after  the  contract owner's death must begin to be distributed by the end of the first calendar year after  death,  and made over a  beneficiary's  life  expectancy.  If there is no beneficiary,  or if the beneficiary  elects to delay  distributions,  the amount must be  distributed  by the end of the fifth full  calendar year after death of the contract owner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement  plan," then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An  "eligible  retirement  plan"  will be  another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Funds on matters requiring  shareholder voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise
attributable  to  Owners,   if  any,  in  the  same  proportion  as  the  voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be  purchased  in  the  future  under  the  Contract.
Substituted fund shares may have higher fees and expenses.  The Company may also purchase,  through  the  Subaccount,  other  securities  for  other  classes  or contracts,  or permit a conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also eliminate or combine one or more Subaccounts to all or only certain  classes  of  Owners  if, in its sole  discretion,  marketing,  tax,  or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory approvals, to transfer assets of the Separate Account or any
Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law, the Company also may  establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered and to make any change to the provisions of the Contract to comply with, or give  Owners  the  benefit  of,  any  federal  or  state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will also send confirmations upon Purchase Payments,  transfers, and full and partial withdrawals.  The Company may confirm certain transactions on a quarterly basis.
These  transactions  include  purchases under an Automatic  Investment  Program, transfers  under the  Dollar  Cost  Averaging  and Asset  Reallocation  Options,
systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have  allocated  your  Contract  Value.  Such reports  include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  PRIVILEGES  -- You may request a transfer of Contract  Value and may make changes in your Purchase Payment  allocation and to an existing Dollar Cost
Averaging or Asset Reallocation  option by telephone if the proper form has been completed,  signed, and filed at the Company's  Administrative  Office. You also may  request a transfer of  Contract  Value  electronically  via  facsimile,  or through the Company's  Internet web site if you have  authorized  your financial representative to make financial  transactions on your behalf.  Any telephone or electronic device, whether it is the Company's,  yours, your service provider's, or your registered  representative's,  can experience outages or slowdowns for a variety  of  reasons.  These  outages  or  slowdowns  may delay or  prevent  the
Company's   processing  of  your  transfer  request.   Although  we  have  taken
precautions  to limit these  problems,  we cannot promise  complete  reliability under all circumstances.  If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

   The  Company  has  established   procedures  to  confirm  that   instructions
communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  The  Company's  procedures  require  that any person  requesting  a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
The Company reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of substantial market  fluctuations) or are otherwise  unavailable,  you may not be able to  request  transfers  by  telephone  and  would  have to  submit  written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon telephonic  instructions for transfers  involving your Contract.  There are risks associated with telephone  transactions that do not occur if a written request is submitted.  Anyone  authorizing  or making  telephone  requests bears those risks. You agree that neither the Company, any of its affiliates,  nor any
Underlying  Fund,  will be  liable  for any  loss,  damages,  cost,  or  expense
(including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures.  As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer  privilege.  The Company may discontinue,  modify, or suspend the telephone transfer privilege at any time.

STATE  VARIATIONS -- The  Prospectus  and  Statement of  Additional  Information
provide  a general  description  of the  Contract.  Certain  provisions  of your contract may be different than the general  description  in this  Prospectus and the Statement of Additional Information, and certain riders,  endorsements,  and options may not be available,  because of legal restrictions in your state. Your
registered   representative  can  provide  specific   information  that  may  be
applicable  to your state.  If you would like to review a copy of your  contract and its  endorsements and riders,  if any, contact the Company's  Administrative
Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits  involving  insurers,  substantial  damages have been sought and/or  material  settlement  payments have been made.  Although the outcome of any  litigation  cannot be  predicted  with  certainty,  the  Company believes  that at the  present  time there are no legal  proceedings  pending or threatened to which the Company, the Separate Account, or Security Distributors,
Inc.  ("SDI") is a party that are  reasonably  likely to  materially  affect the
Separate  Account or the  Company's  ability to meet its  obligations  under the
Contract, or SDI's ability to perform its contract with the Separate Account.

   In 2003 and 2004, the SEC requested  information from the Company relating to market timing and late trading of mutual funds and variable insurance  products.
The Company  believes  that these  inquiries  were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices,  policies, and procedures relating to trading in mutual fund shares.  The Company  responded to the information  requests and is not aware of any problems  with respect to such matters  involving  the Company,  SDI, or the
Separate Account.

LEGAL MATTERS -- Chris Swickard,  Esq., counsel to the Company,  has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE  OF  THE  CONTRACT  -- The  Company  currently  offers  the  Contract  on a continuous basis. The Company  anticipates  continuing to offer the Contract but reserves the right to discontinue the offering.

   PRINCIPAL UNDERWRITER.  The Company has entered into a principal underwriting agreement with its  affiliate,  Security  Distributors,  Inc.  ("SDI"),  for the distribution  and sale of the  Contract.  SDI's  home  office is  located at One
Security  Benefit  Place,  Topeka,   Kansas  66636-0001.   SDI,  a  wholly-owned
subsidiary of Security  Benefit  Corporation,  is registered as a  broker-dealer with the SEC under the Securities  Exchange Act of 1934 and is a member of NASD,
Inc.

   SDI does not sell the  Contract  directly  to  purchasers.  The  Contract  is offered to the public  through  registered  representatives  of UVEST  Financial
Services  Group,  Inc.  ("UVEST").  UVEST,  an NASD  member,  has entered into a selling  agreement  with  the  Company  and SDI for  the  sale of the  Contract.
Registered  representatives  must be licensed as insurance  agents by applicable state insurance authorities and appointed agents of the Company in order to sell the  Contract.  The Company pays  commissions  to UVEST  through SDI. SDI passes through  commissions  it receives  from the Company to UVEST and does not retain any portion of commissions  in return for its services as principal  underwriter for the Contract.  However,  the Company may pay some or all of SDI's  operating and other expenses,  including the following sales  expenses:  compensation  and bonuses for SDI's management team,  advertising expenses,  and other expenses of distributing the Contract.  In addition,  the Company pays SDI an annual payment of 0.75% of all Purchase  Payments  received  under variable  annuity  contracts issued by the Company to support SDI's ongoing operations.

   The Company pays  commissions  to UVEST in connection  with the promotion and sale of the  Contract.  A portion of any payments made to UVEST may be passed on
to  their   registered   representatives   in  accordance  with  their  internal
compensation  programs.  The Company may use any of its corporate  assets to pay commissions and other costs of distributing  the Contract,  including any profit from the  mortality  and expense  risk charge or other fees and charges  imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account.  The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

   The Company  pays  commissions  as a  percentage  of initial  and  subsequent
Purchase  Payments at the time it receives them, and as a percentage of Contract
Value on an ongoing  basis.  The Company does not expect  commissions  to exceed
4.5% of aggregate  Purchase Payments allocated to the Separate Account and 2.50%
of aggregate Purchase Payments allocated to the Fixed Account.  Commissions paid as a percentage of Contract Value on an ongoing basis are not expected to exceed
0.50%  annually  of  Separate  Account  Contract  Value.  Commissions  paid as a percentage of Contract  Value are not expected to begin until the sixth Contract year.  Because UVEST  receives  more  compensation  in connection  with Purchase
Payments  allocated to the Separate  Account than it does for Purchase  Payments allocated to the Fixed  Account,  there may be a conflict of interest if UVEST's registered  representatives  make  recommendations  that you  allocate  Purchase
Payments to the Separate Account.

   The Company may also pay non-cash compensation in connection with the sale of the  Contract,  including  conferences,  seminars and trips  (including  travel, lodging and meals in connection therewith), entertainment, merchandise and other similar  items.  The Company may  periodically  establish  commission  specials;
however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

   The registered representative who sells you the Contract typically receives a portion of the  compensation  the  Company  pays to UVEST.  ASK YOUR  REGISTERED
REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND UVEST RECEIVE IN
CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate  yield, but reflects the  compounding  effect of earnings.  During  extended  periods of low interest rates,  and due in part to  Contract  fees and  expenses,  the SBL Money  Market
Subaccount yields may also become extremely low and possibly negative.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the deduction of the administration  charge,  mortality and expense risk charge, rider charges,  and contingent  deferred sales charge and may  simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available  for purchase  until August 16, 2005, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contract  that incorporate the performance of the Underlying Funds.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the  methods  used to  determine  (1)  yield and effective  yield  for the SBL  Money  Market  Subaccount,  (2) the  yield of the remaining  Subaccounts,  (3) average annual total return of the  Subaccounts and
(4)  total  return  for  the  Subaccounts,   see  the  Statement  of  Additional
Information.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of the Company and
Subsidiaries  at December 31, 2004 and 2003,  and for each of the three years in the period ended  December 31, 2004, are included in the Statement of Additional
Information. There are no financial statements included for the Separate Account as it did not begin operating until January 2005.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE RIDER CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no  guarantee  that  any  Underlying  Fund  will  meet  its  investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

MFS VARIABLE  INSURANCE TRUST -- The MFS Variable Insurance Trust is an open-end investment company.  Shares of the MFS Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance  products and to certain  pension and retirement  plans.
Massachusetts  Financial Services Company ("MFS"), 500 Boylston Street,  Boston,
Massachusetts,  02116, serves as investment adviser and manager of the series of the MFS Variable Insurance Trust.

   MFS VIT TOTAL RETURN SERIES (SERVICE CLASS). MFS VIT Total Return Series (the
"Fund") is a series of the MFS Variable Insurance Trust.

   INVESTMENT OBJECTIVE:  Seeks mainly to provide above-average income (compared to a portfolio  invested  entirely  in equity  securities)  consistent  with the prudent  employment  of  capital.  Its  secondary  objective  is  to  provide  a reasonable opportunity for growth of capital and income.

   The Fund is a  "balanced  fund," and invests in a  combination  of equity and fixed income securities. Under normal market conditions, the series invests: (1)
at least  40%,  but not more than 75%,  of its net  assets in common  stocks and related securities (referred to as equity securities),  such as preferred stock;
bonds,  warrants or rights  convertible into stock; and depositary  receipts for those  securities,  and (2) at least 25% of its net  assets  in  non-convertible fixed income securities.

   The Fund may vary the  percentage  of its assets  invested in any one type of
security   (within  the  limits   described  above)  in  accordance  with  MFS's
interpretation  of economic  and money  market  conditions,  fiscal and monetary policy and underlying  security  values.  Consistent  with the Fund's  principal investment policies, it may invest in foreign securities,  and may have exposure to foreign currencies through its investment in these securities.

OPPENHEIMER  VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is
an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity
and  variable  life  insurance  products.  OppenheimerFunds,   Inc.,  Two  World
Financial  Center,  225 Liberty Street,  11th Floor, New York, New York,  10281,
serves as  investment  adviser  and  manager  of the  series of the  Oppenheimer
Variable Account Funds.

   OPPENHEIMER  BALANCED/VA  (INITIAL  CLASS).  Oppenheimer  Balanced  Fund (the
"Fund") is a series of the Oppenheimer Balanced Variable Account Funds.

   INVESTMENT OBJECTIVE:  To seek a high total investment return, which includes current  income and capital  appreciation  in the value of its shares.  The Fund allocates its investments among equity securities,  debt securities,  and "money market" instruments.

   OppenheimerFunds  uses  a  variety  of  different  types  of  securities  and investment strategies to seek the Fund's objective: (1) equity securities,  such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries, (2) debt securities, such as bonds
and  notes  issued  by  domestic  and  foreign   companies  (which  can  include
lower-grade,  high-yield securities),securities issued or guaranteed by the U.S.
government  and its agencies and  instrumentalities  including  mortgage-related securities  (these are referred to as "U.S.  government  securities"),  and debt obligations of foreign governments, and (3) money market instruments,  which are debt obligations that have a maturity of 13 months or less, including short-term
U.S. government  securities,  corporate and bank debt obligations and commercial paper.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 100, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO  VIT ALL  ASSET  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO  All  Asset
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return   consistent   with
preservation of real capital and prudent  investment  management.  The Fund is a
"fund of funds," which is a term used to describe mutual funds that pursue their investment  objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds, an affiliated  open-end investment company, except the Strategic  Balanced and All Asset Funds  ("Underlying  PIMCO Funds").
Research Affiliates, the Fund's asset allocation sub-adviser, determines how the
Fund allocates and reallocates its assets among the Underlying  PIMCO Funds. The
Fund  may  invest  in any or all of the  Underlying  PIMCO  Funds,  but will not normally  invest in every  Underlying  PIMCO Fund at any  particular  time.  The
Fund's assets are not allocated  according to a predetermined blend of shares of the Underlying PIMCO Funds.  Instead, when making allocation decisions among the
Underlying  PIMCO  Funds,  the Fund's  asset  allocation  sub-adviser  considers various  quantitative  and  qualitative  data  relating to the U.S.  and foreign economies and securities  markets.  The Fund's asset allocation  sub-adviser has the  flexibility  to  reallocate  the  Fund's  assets  among  any  or all of the
Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by the Company and its affiliates.  Security Management Company, LLC, One
Security Benefit Place, Topeka,  Kansas 66636, a wholly-owned  subsidiary of the
Company (the  "Investment  Manager"),  serves as the investment  adviser of each
Series of SBL Fund.

   SERIES C (MONEY MARKET).  Series C (Money Market) (the "Fund") is a series of
SBL Fund.

   INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent  with preserving  capital.  The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

   SERIES N (MANAGED ASSET ALLOCATION). Series N (Managed Asset Allocation) (the
"Fund") is a series of SBL Fund.  The  Investment  Manager  has  entered  into a sub-advisory  agreement  with T. Rowe  Price  Associates,  Inc.,  100 East Pratt
Street,  Baltimore,  Maryland 21202, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek a high  level of total  return  by  investing primarily in a  diversified  portfolio of debt and equity  securities.  The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities.  The mix may vary over shorter time periods  where the fixed income  portion may range  between  30-50% and the equity  portion  between  50-70%.  The  precise  mix of equity and fixed  income securities will depend on the Sub-Adviser's outlook for the markets.

THE UNIVERSAL  INSTITUTIONAL  FUNDS, INC. -- The Universal  Institutional Funds,
Inc. is an open-end  investment company.  Shares of The Universal  Institutional
Funds,  Inc.  portfolios  are available  exclusively  for use as the  investment vehicle for variable annuity and variable life insurance products and to certain
pension  and  retirement  plans.  The  Investment   Adviser  is  Morgan  Stanley
Investment  Management Inc., which does business in certain instances as "Miller
Anderson",  "Van Kampen" or "Morgan Stanley Asset  Management"  (the "Adviser").
The Adviser's principal offices are located at 1221 Avenue of the Americas,  New
York, New York 10020.

   EQUITY AND INCOME  PORTFOLIO  (CLASS II).  Equity and Income  Portfolio  (the
"Fund") is a series of The Universal Institutional Funds, Inc.

   INVESTMENT  OBJECTIVE:  The Fund seeks both capital  appreciation and current income.  The  Adviser  seeks to achieve  the  Fund's  investment  objectives  by investing  primarily in income producing equity  instruments  (including  common stocks,  preferred stocks and convertible securities) and investment grade fixed income  securities.  Investment  grade  securities are  securities  rated BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service,  Inc.
or unrated  securities  determined by the Adviser to be of  comparable  quality.
This  policy  does not  apply  to  convertible  securities  which  are  selected primarily on the basis of their equity  characteristics.  The composition of the
Fund's  holdings  will  vary  over  time  based  upon  evaluations  of  economic conditions  by the Adviser  and its belief  about  which  securities  would best accomplish the Fund's investment objectives.

                           THIRDFED® VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATE: AUGUST 16, 2005

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                        SBL VARIABLE ANNUITY ACCOUNT XVII

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in conjunction  with the current  Prospectus for the ThirdFed  Variable  Annuity dated August 16, 2005,  as it may be  supplemented  from time to time. A copy of the Prospectus may be obtained from the Company by calling  1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),  Security  Benefit  Life  Insurance  Company  ("the
Company"),  and the SBL Variable Annuity Account XVII (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING THE RIDER CHARGE

The mortality and expense risk charge of 1.15%, and the  administration  charge, which  ranges  from 0.15% to 0.55%,  on an annual  basis,  of each  Subaccount's average  daily net assets,  are  factored  into the  accumulation  unit value or
"price"  of each  Subaccount  on each  Valuation  Date.  The  Company  deducts a separate charge for any optional Rider chosen by the Owner (the "Rider Charge").

Each  Subaccount  declares a monthly  dividend and the Company deducts any Rider
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Rider Charge is a percentage of your Contract Value  allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the Rider Charge.  Assuming  that you owe a Rider  Charge,  your
Contract Value will be reduced upon  reinvestment  of the  Subaccount's  monthly dividend.  The Company reserves the right to compute and deduct the Rider Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.  the amount of dividend per Accumulation Unit; times

2.  the number of  Accumulation  Units  allocated  to the  Subaccount  as of the
    Record Date; less

3.  the  amount of the  Rider  Charge  for that  Subaccount;  provided  that the
    Company will not deduct any Rider Charge from the first  dividend  following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An  example of this  process is as  follows.  Assume  Contract  Value of $50,000 allocated to a  hypothetical  "Subaccount  A," and one Rider with a hypothetical annual charge of 0.10%. Assume further the Contract has 5,000 Accumulation Units with an  Accumulation  Unit  Value  of $10 per unit on  December  30 and a gross dividend  of $0.025 per unit  declared on  December  31 (Record  Date),  the net dividend amount would be as follows:

================================================================================
Accumulation Unit Value as of Valuation Date before Record Date.       $10.00
Accumulation Unit Value as of Reinvestment Date.................       $ 9.975
                                                                        ------
Gross Dividend Per Unit.........................................       $ 0.025
Less:  Rider Charge Per Unit....................................   -   $ 0.00085
                                                                        --------
Net Dividend Per Unit...........................................       $ 0.02415
Times:  Number of Accumulation Units............................   x       5,000
                                                                        --------
Net Dividend Amount.............................................       $  120.75
================================================================================

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation  Units of the Subaccount A, as follows:  $0.02415 (net dividend per unit) divided by $9.975  (Accumulation  Unit value as of the Reinvestment  Date)
times 5,000 Units equals 12.105  Accumulation  Units. On the Reinvestment  Date,
12.105  Accumulation  Units are added to Contract Value for a total of 5,012.105
Accumulation  Units  after  the  dividend  reinvestment.  Contract  Value on the
Reinvestment  Date  is  equal  to  5,012.105  Accumulation  Units  times  $9.975
(Accumulation  Unit Value as of the  Reinvestment  Date) for a Contract Value of
$49,995.75 after the dividend reinvestment.

The Rider Charge is not assessed  against contract Value in the Fixed Account or
DCA Plus Account

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

                  ============================================
                       TAX YEAR                DEFERRED AMOUNT
                  --------------------------------------------
                         2005                      $14,000
                  2006 and thereafter              $15,000
                  ============================================

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                  ============================================
                                                 ADDITIONAL
                       TAX YEAR                CATCH UP AMOUNT
                  --------------------------------------------
                         2005                      $4,000
                  2006 and thereafter              $5,000
                  ============================================

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $41,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

                      ===================================
                           TAX YEAR                AMOUNT
                      -----------------------------------
                           2005-2007               $4,000
                      2008 and thereafter          $5,000
                      ===================================

If an individual is age 50 or over, the individual may make an additional  catch up contribution to a traditional IRA of $500 during the tax year 2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 25% of the compensation  of the participant in the Plan, or (b) $42,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations  of yield for the SBL Money  Market  Subaccount  will be based on the change in the  value,  exclusive  of  capital  changes  and  income  other  than investment income, of a hypothetical  investment in a Contract over a particular seven day period,  less a hypothetical  charge  reflecting  deductions  from the
Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the SBL Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For  the  remaining  Subaccounts,  quotations  of  yield  will be  based  on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)^n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return")
are calculated from the Separate Account  inception date of October 8, 2004, and reflect the  deduction of the following  charges:  (1) the mortality and expense risk and  optional  Rider  charges of  (includes  maximum  Rider charge of 0.75%
rather than the current  charge for the Riders)  1.90%;  (2) the  administration charge,  ranging from 0.15% to 0.55%  depending on the  subaccount;  and (3) the contingent deferred sales charge.  Average annual total return figures (referred to as  "Non-Standardized  Total  Return")  may be  quoted  that  do not  reflect deduction of the contingent deferred sales charge. The contingent deferred sales charge if reflected would lower the Non-Standardized  Total Return. Total return figures  that do not reflect  deduction of all charges  will be  accompanied  by
Standardized  Total Return figures that reflect such charges and which date from the Separate Account inception date.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended  December 31, 2004,  have been audited by Ernst & Young LLP, independent  registered  public  accounting  firm, as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such reports  given on the  authority  of such  firm as  experts  in  accounting  and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, One Kansas City Place,  1200 Main Street,  Kansas
City,  Missouri  64105-2143,   serves  as  the  independent   registered  public
accounting firm for Security  Benefit and SBL Variable Annuity Account XVII, and
as  such  will  perform  the  annual  audit  of  each  such  entity's  financial statements.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2004 and 2003,  and for each of the three years in the period ended December 31, 2004 are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the  Contract.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

Because SBL Variable Annuity Account XVII did not have any assets as of December
31, 2004,  no financial  statements  for SBL Variable  Annuity  Account XVII are included in this registration statement.